Patient Opportunity Trust
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 107.1%		Shares	Value
Communication Services - 15.1%
Interactive Media & Services - 14.2%
Alphabet Inc. - Class A (a)		475,000	$73,454,000
IAC, Inc. (a)(b)		1,300,000	59,722,000
Meta Platforms Inc. - Class A (a)		113,000	65,128,680
			198,304,680
Media - 0.9%
S4 Capital Plc (b)		30,000,000	13,137,159
Total Communication Services			211,441,839

Consumer Discretionary - 32.0%(c)
Automobiles - 4.1%
General Motors Co. (a)		1,200,000	56,436,000
			$–
Broadline Retail - 11.7%
Alibaba Group Holding Ltd. - ADR		390,000	51,569,700
Amazon.com Inc. (a)(b)		450,000	85,617,000
JD.com, Inc. - ADR		650,000	26,728,000
			163,914,700
Hotels, Restaurants & Leisure - 8.2%
Dave & Buster's Entertainment, Inc. (b)		1,700,000	29,869,000
Expedia Group Inc. (a)		200,000	33,620,000
Norwegian Cruise Line Holdings Ltd. (b)		2,700,000	51,192,000
			114,681,000
Leisure Products - 3.4%
Mattel Inc. (b)		1,800,000	34,974,000
Peloton Interactive Inc. - Class A (b)		2,000,000	12,640,000
			47,614,000
Specialty Retail - 0.5%
Carvana Co. (b)		35,000	7,317,800
			$–
Textiles, Apparel & Luxury Goods - 4.1%
Canada Goose Holdings Inc. (b)(d)		1,903,482	15,132,682
Crocs, Inc. (b)		400,000	42,480,000
			57,612,682
Total Consumer Discretionary			447,576,182

Energy - 11.1%
Energy Equipment & Services - 2.7%
Seadrill Ltd. (b)		1,500,000	37,500,000
			$–
Oil, Gas & Consumable Fuels - 8.4%
Energy Transfer LP (a)		3,800,000	70,642,000
Kosmos Energy Ltd. (b)		14,000,000	31,920,000
New Fortress Energy, Inc.		1,850,000	15,373,500
			117,935,500
Total Energy			155,435,500

Financials - 18.5%
Banks - 5.4%
Citigroup Inc. (a)		1,075,000	76,314,250
			$–
Capital Markets - 5.5%
Coinbase Global Inc. - Class A (b)		160,000	$27,556,800
UBS Group AG (a)		1,600,000	49,008,000
			76,564,800
Consumer Finance - 5.0%
OneMain Holdings Inc. (a)		800,000	39,104,000
SoFi Technologies Inc. (b)		2,700,000	31,401,000
			70,505,000
Cryptocurrency - 2.6%
Fidelity Wise Origin Bitcoin Fund (b)(i)		500,000	35,985,000
Total Financials			259,369,050

Health Care - 16.8%
Biotechnology - 4.9%
Biogen, Inc. (a)(b)		350,000	47,894,000
Precigen Inc. (b)(d)		13,600,000	20,264,000
			68,158,000
Health Care Providers & Services - 4.8%
CVS Health Corp.		1,000,000	67,750,000
			$–
Life Sciences Tools & Services - 2.0%
Illumina, Inc. (b)		350,000	27,769,000
			$–
Pharmaceuticals - 5.1%
Royalty Pharma PLC - Class A		2,270,000	70,665,100
Total Health Care			234,342,100

Industrials - 9.7%
Passenger Airlines - 4.3%
Delta Air Lines Inc. (a)		575,000	25,070,000
United Airlines Holdings Inc. (b)		500,000	34,525,000
			59,595,000
Trading Companies & Distributors - 5.4%
QXO, Inc.		5,600,000	75,824,000
Total Industrials			135,419,000

Information Technology - 3.9%
Semiconductors & Semiconductor Equipment - 3.9%
NVIDIA Corp.		500,000	54,190,000
TOTAL COMMON STOCKS (Cost $1,269,533,544)			1,497,773,671

WARRANTS - 1.5%		Contracts	Value
Precigen Warrant Restricted, Expires 12/30/2034, Exercise Price $0.75 (Acquired 12/30/2024, Cost $9,022,725)(b)(e)(f)		13,600,000	21,624,000
TOTAL WARRANTS (Cost $9,022,725)			21,624,000

PREFERRED STOCKS - 1.4%		Shares	Value
Precigen 8% Convertible Perpetual Preferred Stock, 0.00% (Acquired 12/30/2024, Cost $11,377,275)(d)(e)(f)(j)		20,400	19,161,720
TOTAL PREFERRED STOCKS (Cost $11,377,275)			19,161,720

PURCHASED OPTIONS - 0.4%(b)(g)(h)	Notional Amount	Contracts	Value
Semiconductors & Semiconductor Equipment — 0.4%
Call Options - 0.4%			$–
NVIDIA Corp., Expiration: 09/19/2025; Exercise Price: $118.00 (g)(h)	$ 54,190,000	5,000	5,762,500
TOTAL PURCHASED OPTIONS (Cost $10,848,084)			5,762,500

TOTAL INVESTMENTS - 110.4% (Cost $1,300,781,628)			$1,544,321,891
Liabilities in Excess of Other Assets - (10.4)%			(146,017,099)
TOTAL NET ASSETS - 100.0%			$1,398,304,792
two			–%
Percentages are stated as a percent of net assets.			–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company

(a)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Affiliated security as defined by the Investment Company Act of 1940.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $40,785,720 or 2.9% of net assets as of March 31, 2025.

(f)	Security considered restricted. The total market value of these securities was $40,785,720 which represented 2.9% of net assets as of March 31, 2025.
(g)	Exchange-traded.
(h)	100 shares per contract.
(i)	Position held in Cayman Subsidiary.
(j)	Paid in kind.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Patient Opportunity Trust (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	1,497,773,671	–	–	1,497,773,671
Warrants	–	–	21,624,000	21,624,000
Preferred Stocks	–	–	19,161,720	19,161,720
Purchased Options	–	5,762,500	–	5,762,500
Total Investments	1,497,773,671	5,762,500	40,785,720	1,544,321,891

Refer to the Schedule of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Preferred Stocks	Warrants
Balance at December 31, 2024	$14,305,704	$12,920,000
Purchase	-	-
Realized gain	-	-
Sales/Partnership distributions	-	-
Change in unrealized appreciation	4,856,016	8,704,000
Balance at March 31, 2025	$19,161,720	$21,624,000
Change in unrealized appreciation for Level 3 securities held at March 31, 2025	$4,856,016	$8,704,000

The following table summarizes the valuation techniques and unobservable inputs used to determine the fair value of Level 3 investments:

Investment Type	Value at March 31, 2025	Valuation Technique(s)	Unobservable Input(s)	Range Weighted Average	Impact to Valuation from an Increase in Input*
Preferred Stocks	$19,161,720	Jump Diffusion	Going Concern Probability	10%	Decrease
			Liquidity Discount	25%	Decrease
Warrants	$21,624,000	Black Scholes	Going Concern Probability	10%	Decrease
			Liquidity Discount	25%	Decrease

*
This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

2. Transactions with affiliated companies

An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the period ended March 31, 2025:

	Canada Goose Holdings Inc.	Precigen Inc.	Precigen 8% Convertible Perpetual Preferred Stock	Precigen Warrant	Total
Value at December 31, 2024	$29,087,000	$16,128,000	$14,305,704	$12,920,000	$72,440,704
Purchases	-	-	-	-	-
Sales / Partnership Distributions	(9,082,541)	(1,337,335)	-	-	(10,419,876)
Change in Unrealized Gain (Loss)	4,490,291	5,529,102	4,856,016	8,704,000	23,579,410
Realized Gain (Loss) on Sales / Distributions	(9,362,069)	(55,767)	-	-	(9,417,836)
Value at March 31, 2025	$15,132,682	$20,264,000	$19,161,720	$21,624,000	$76,182,402
Amortization, Dividend, Interest Income	$-	$-	$-	$-	$-

3. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Cost	Value at March 31, 2025	Percent of Net Assets	Open Commitments
Precigen 8% Convertible Perpetual Preferred Stock [1]	$11,377,275	$19,161,720	1.40%	N/A
Precigen (Warrant) [1]	$9,022,725	$21,624,000	1.50%	N/A
1 Acquisition date was 12/30/24.